Portfolio of Investments (unaudited)
As of September 30, 2025
abrdn Emerging Markets ex-China Fund, Inc.

Shares		Value
COMMON STOCKS—104.4%
BRAZIL—7.3%
Consumer Discretionary—1.2%
MercadoLibre, Inc.(a)	1,440	$ 3,365,194
Consumer Staples—1.0%
Raia Drogasil SA	865,695	2,996,120
Energy—1.2%
PRIO SA(a)	487,161	3,490,150
Financials—1.8%
NU Holdings Ltd., Class A(a)	321,598	5,148,784
Industrials—0.9%
Localiza Rent a Car SA	357,049	2,646,547
Real Estate—1.2%
Multiplan Empreendimentos Imobiliarios SA	618,574	3,379,798
Total Brazil		21,026,593
CANADA—0.6%
Materials—0.6%
Capstone Copper Corp.(a)	199,177	1,691,652
GREECE—1.2%
Financials—1.2%
National Bank of Greece SA	239,446	3,486,679
INDIA—25.2%
Communication Services—1.8%
Bharti Airtel Ltd.	248,652	5,271,741
Consumer Discretionary—3.3%
Indian Hotels Co. Ltd.	502,219	4,079,057
Mahindra & Mahindra Ltd.	136,543	5,282,125
		9,361,182
Consumer Staples—1.9%
ITC Ltd.	1,236,111	5,589,795
Financials—9.6%
360 ONE WAM Ltd.	146,591	1,691,664
Cholamandalam Financial Holdings Ltd.	98,380	2,083,269
Cholamandalam Investment & Finance Co. Ltd.	201,691	3,654,755
HDFC Bank Ltd.	854,928	9,176,455
ICICI Bank Ltd.	392,695	5,955,363
SBI Life Insurance Co. Ltd.(b)	245,432	4,953,162
		27,514,668
Health Care—1.5%
JB Chemicals & Pharmaceuticals Ltd.	71,730	1,378,093
Torrent Pharmaceuticals Ltd.	73,414	2,979,546
		4,357,639
Industrials—2.4%
Havells India Ltd.	92,419	1,564,585
KEI Industries Ltd.	32,953	1,502,112
Larsen & Toubro Ltd.	90,842	3,751,276
		6,817,973
Information Technology—1.4%
Tata Consultancy Services Ltd.	120,771	3,934,550
Materials—1.2%
UltraTech Cement Ltd.	24,906	3,434,447
Real Estate—1.0%
Godrej Properties Ltd.(a)	126,142	2,815,031
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2025
abrdn Emerging Markets ex-China Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
INDIA (continued)
Utilities—1.1%
NTPC Ltd.	821,669	$ 3,153,156
Total India		72,250,182
INDONESIA—3.0%
Communication Services—1.3%
Telkom Indonesia Persero Tbk. PT	20,357,500	3,748,358
Financials—1.7%
Bank Negara Indonesia Persero Tbk. PT	19,569,400	4,827,789
Total Indonesia		8,576,147
KAZAKHSTAN—3.0%
Energy—2.0%
NAC Kazatomprom JSC, GDR(b)	108,418	5,778,680
Financials—1.0%
Kaspi.KZ JSC, GDR(b)	35,949	2,936,314
Total Kazakhstan		8,714,994
MEXICO—5.9%
Financials—1.2%
Grupo Financiero Banorte SAB de CV, Class O	336,948	3,384,107
Industrials—1.4%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	39,371	4,089,466
Materials—3.3%
Grupo Mexico SAB de CV	1,100,061	9,572,486
Total Mexico		17,046,059
PERU—0.5%
Financials—0.5%
Credicorp Ltd.	4,743	1,262,966
POLAND—1.5%
Consumer Staples—0.7%
Zabka Group SA(a)	326,972	2,113,828
Industrials—0.8%
InPost SA(a)	185,405	2,282,641
Total Poland		4,396,469
RUSSIA—0.0%
Energy—0.0%
Novatek PJSC(c)(d)	20,251	–
Financials—0.0%
Sberbank of Russia PJSC(c)(d)	730,234	–
Total Russia		–
SAUDI ARABIA—5.5%
Consumer Discretionary—0.4%
Leejam Sports Co. JSC	27,767	1,056,012
Energy—0.9%
Saudi Arabian Oil Co.(b)	387,608	2,545,047
Financials—3.6%
Al Rajhi Bank	263,356	7,525,449
Saudi Tadawul Group Holding Co.	50,278	2,761,791
		10,287,240
Industrials—0.6%
Electrical Industries Co.	654,508	1,910,769
Total Saudi Arabia		15,799,068
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2025
abrdn Emerging Markets ex-China Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
SOUTH AFRICA—2.5%
Consumer Discretionary—1.7%
Naspers Ltd., Class N	13,588	$ 4,933,182
Financials—0.8%
Sanlam Ltd.	480,020	2,323,386
Total South Africa		7,256,568
SOUTH KOREA—11.7%
Financials—2.0%
Shinhan Financial Group Co. Ltd.	114,980	5,797,055
Health Care—0.7%
Samsung Biologics Co. Ltd.(a)(b)	2,821	2,010,379
Industrials—6.0%
HD Hyundai Electric Co. Ltd.	9,397	3,908,558
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	20,672	6,057,297
Samsung C&T Corp.	29,739	3,916,242
Samsung E&A Co. Ltd.	175,320	3,351,516
		17,233,613
Information Technology—3.0%
SK Hynix, Inc.	33,826	8,385,393
Total South Korea		33,426,440
TAIWAN—29.7%
Consumer Discretionary—1.3%
Makalot Industrial Co. Ltd.	278,000	2,654,138
Poya International Co. Ltd.	75,750	1,167,067
		3,821,205
Information Technology—28.4%
Accton Technology Corp.	137,000	4,737,626
ASE Technology Holding Co. Ltd.	572,000	3,123,337
Chroma ATE, Inc.	424,000	8,091,606
Delta Electronics, Inc.	253,000	7,127,033
MediaTek, Inc.	83,000	3,599,686
Taiwan Semiconductor Manufacturing Co. Ltd.	1,262,000	54,818,522
		81,497,810
Total Taiwan		85,319,015
TURKEY—0.4%
Consumer Staples—0.4%
Coca-Cola Icecek AS	1,024,066	1,134,071
UNITED ARAB EMIRATES—4.3%
Financials—2.0%
Abu Dhabi Islamic Bank PJSC	988,269	5,866,597
Real Estate—1.3%
Aldar Properties PJSC	1,383,214	3,572,938
Utilities—1.0%
Emirates Central Cooling Systems Corp.	6,247,345	2,755,394
Total United Arab Emirates		12,194,929
VIETNAM—2.1%
Information Technology—2.1%
FPT Corp.	1,700,229	5,988,795
Total Common Stocks		299,570,627
PREFERRED STOCKS—7.8%
BRAZIL—1.7%
Financials—1.7%
Itausa SA	2,202,331	4,746,252
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2025
abrdn Emerging Markets ex-China Fund, Inc.

Shares		Value
PREFERRED STOCKS (continued)
SOUTH KOREA—6.1%
Information Technology—6.1%
Samsung Electronics Co. Ltd.	370,160	$ 17,568,167
Total Preferred Stocks		22,314,419
PRIVATE EQUITY—0.0%
GLOBAL*—0.0%
Private Equity —0.0%
Emerging Markets Ventures I LP(a)(c)(e)(f)(g)(h)	11,723,413(i)	4,455
ISRAEL—0.0%
Private Equity —0.0%
BPA Israel Ventures LLC(a)(c)(e)(f)(g)(h)(j)	3,349,175(i)	2,579
UNITED STATES—0.0%
Private Equity —0.0%
Telesoft Partners II LP(a)(c)(e)(h)(j)	2,400,000(i)	23,808
Total Private Equity		30,842
SHORT-TERM INVESTMENT—1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(k)	3,442,683	3,442,683
Total Short-Term Investment		3,442,683
Total Investments (Cost $247,516,292)—113.4%		325,358,571
Long Term Debt Securities—(11.2%)		(32,000,000)
Liabilities in Excess of Other Assets—(2.2%)		(6,385,946)
Net Assets—100.0%		$286,972,625

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(e)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Portfolio of Investments for inputs used.
(f)	Considered in liquidation by the Fund's Adviser.
(g)	As of September 30, 2025, the aggregate amount of open commitments for the Fund is $2,806,782.
(h)	Restricted security, not readily marketable. See Notes to Financial Statements.
(i)	Represents contributed capital.
(j)	Fund of Fund investment.
(k)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of September 30, 2025.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
September 30, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
5

Notes to Portfolio of Investments
September 30, 2025 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The Fund may also invest in private equity private placement securities, which represented 0.0% of the net assets of the Fund as of September 30, 2025. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.
6